NET LOSS PER COMMON SHARE DATA (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
NET INCOME (LOSS) PER COMMON SHARE DATA [Abstract]
Reconciliation of Numerators and Denominators used in Computing Basic and Diluted Net Income (Loss) per Common Share
The following is a reconciliation of the numerators and denominators used in computing basic and diluted net loss per common share for the three months ended March 31, 2015 and 2014:

(In thousands, except per share data)	Three Months Ended March 31,
	2015	2014
Numerator – basic and diluted:
Net loss	$(10,630)	$(10,071)

Weighted-average common shares outstanding – basic	12,680	12,454
Effect of dilutive securities	—	—
Weighted-average common shares outstanding – diluted	12,680	12,454
Net loss per common share –
Basic and diluted	$(0.84)	$(0.81)

The following is a reconciliation of the numerators and denominators used in computing basic and diluted net income (loss) per common share for the years ended December 31, 2014 and 2013:

(In thousands, except per share data)	Years Ended December 31,
	2014	2013
Basic and diluted:

Net loss	$(21,200)	$(31,077)

Denominator - basic and diluted:
Weighted-average common shares outstanding – basic	12,532	12,447
Effect of dilutive securities	—	—
Weighted-average common shares outstanding – diluted	12,532	12,447

Net loss per common share:
Basic and diluted	$(1.69)	$(2.50)